Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2022
Provisions for liabilities and charges
Schedule of components of provisions for liabilities and charges

	Termite
	damage	Self-
	claims	insurance	Environmental	Other	Total
	£m	£m	£m	£m	£m
At 1 January 2021	—	32	14	18	64
Exchange differences	—	—	(1)	—	(1)
Additional provisions	—	18	—	6	24
Used during the year	—	(14)	(2)	(9)	(25)
Unused amounts reversed	—	(1)	—	(2)	(3)
Acquisition of companies and businesses	—	2	—	—	2
At 31 December 2021	—	37	11	13	61

At 1 January 2022	—	37	11	13	61
Exchange differences	(28)	(7)	—	—	(35)
Additional provisions	3	30	—	8	41
Used during the year	(10)	(26)	(2)	(8)	(46)
Unused amounts reversed	—	(6)	—	(2)	(8)
Acquisition of companies and businesses	335	136	3	1	475
Unwinding of discount on provisions	3	1	—	—	4
At 31 December 2022	303	165	12	12	492

	2022	2021
	Total	Total
	£m	£m
Analysed as follows:
Non-current	359	34
Current	133	27
Total	492	61